Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of components of loss before income taxes

	Year Ended December 31,
	2012	2013	2014
	(In thousands, except percentage)
Loss before income tax expenses	$(104,037)	$(37,844)	$(61,506)
Loss from non-China operations	$(2,950)	$(13,341)	$(54,073)
Loss from China operations	$(101,087)	$(24,503)	$(7,433)
Income tax expenses (benefits) applicable to China operations	$(1,551)	$271	$1,128
Effective tax rate for China operations	1.5%	(1.1)%	(15.2)%

Schedule of current and deferred portion of income tax expenses (benefits)

	Years Ended December 31,
	2012	2013	2014
	(In thousands)
Deferred tax expenses (benefits)	$(1,551)	$271	$866
Current income tax expenses	—	—	262

Income tax expenses (benefits)	$(1,551)	$271	$1,128

Schedule of reconciliation between the statutory EIT rate and the effective tax rate

	Year Ended December 31,
	2012	2013	2014
Statutory EIT rate	(25.0)%	(25.0)%	(25.0)%
Permanent differences	3.2%	0.6%	3.0%
Change in valuation allowance	23.3%	23.3%	6.8%

Effective tax rate for China operations	1.5%	(1.1)%	(15.2)%

Schedule of deferred tax assets and liabilities

	As of December 31,
	2013	2014
	(In thousands)
Deferred tax assets:
Net operating loss carry forwards	$49,800	$42,096
Less: valuation allowance	(48,577)	(42,065)

Net deferred tax assets	$1,223	$31

Including-Current deferred tax assets	744	18
-Non-current deferred tax assets	479	13
Deferred tax liabilities:
Acquired intangible assets	$768	$873

Total deferred tax liabilities	$768	$873